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                                             JOHN M. RICHARDS
                                             CORPORATE COUNSEL


Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166


                              September 8, 2014


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

Re:   Security Equity Separate Account Twenty-Seven
      File No. 811-08892

Commissioners:

The Semi-Annual Reports dated June 30, 2014 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of Security Equity Separate Account Twenty-Seven of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

                              Sincerely,


                              /s/ John M. Richards

                              John M. Richards
                              Corporate Counsel
                              Metropolitan Life Insurance Company